One Financial Plaza, Hartford, CT 06103 | 800.248.7971 | Virtus.com

September 2, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Equity Trust

1933 Act/Rule 497(j)

File Nos. 002-16590 and 811-00945

Post-Effective Amendment No. 131

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus for the Virtus KAR Equity Income Fund and Statement of Additional Information for Virtus Equity Trust, that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on August 31, 2020.

Please contact Ralph Summa at (860) 503-1166 or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr

Senior Vice President,

Chief Legal Officer

Counsel and Secretary

Virtus Mutual Funds

cc:	Ralph Summa

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